Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000
Previously Paid Amount	0.00
Total Fee Amount	103.58
Total Offset Amount	0.00
Net Fee	103.58
Narrative - Max Aggregate Offering Price	$ 750,000
Final Prospectus	true